Related-Party Balances and Transactions (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Related-party Balances and Transactions [Line Items]
Operating lease right of use assets	¥ 1,800	$ 257
Operating lease liabilities	1,906
Operating lease expenses
Related Party [Member]
Related-party Balances and Transactions [Line Items]
Operating lease right of use assets	278
Operating lease liabilities	237
Operating lease expenses	¥ 21